RYDEX SERIES FUNDS
                        SUPPLEMENT DATED JANUARY 2, 2009
                                     TO THE
   RYDEX SERIES FUNDS DOMESTIC EQUITY, INTERNATIONAL EQUITY, FIXED INCOME, AND
            MONEY MARKET FUNDS A-CLASS AND C-CLASS SHARES PROSPECTUS
                              DATED AUGUST 1, 2008;
   RYDEX SERIES FUNDS DOMESTIC EQUITY, INTERNATIONAL EQUITY, FIXED INCOME, AND
         MONEY MARKET FUNDS ADVISOR CLASS AND H-CLASS SHARES PROSPECTUS
                              DATED AUGUST 1, 2008;
   RYDEX SERIES FUNDS DOMESTIC EQUITY, INTERNATIONAL EQUITY, FIXED INCOME, AND
         MONEY MARKET FUNDS INVESTOR CLASS AND H-CLASS SHARES PROSPECTUS
                              DATED AUGUST 1, 2008;
          RYDEX SERIES FUNDS SECTOR AND MONEY MARKET FUNDS A-CLASS AND
                 C-CLASS SHARES PROSPECTUS DATED AUGUST 1, 2008;
     RYDEX SERIES FUNDS SECTOR AND MONEY MARKET FUNDS INVESTOR CLASS SHARES
                        PROSPECTUS DATED AUGUST 1, 2008;
RYDEX SERIES FUNDS SECTOR AND MONEY MARKET FUNDS ADVISOR CLASS SHARES PROSPECTUS
                             DATED AUGUST 1, 2008;
         RYDEX SERIES FUNDS STYLE BOX AND MONEY MARKET FUNDS A-CLASS AND
                 C-CLASS SHARES PROSPECTUS DATED AUGUST 1, 2008;
  RYDEX SERIES FUNDS STYLE BOX AND MONEY MARKET FUNDS ADVISOR CLASS, INVESTOR
                   CLASS, AND H-CLASS SHARES PROSPECTUS DATED
                                 AUGUST 1, 2008;
RYDEX SERIES FUNDS MONEY MARKET FUND A-CLASS AND C-CLASS SHARES PROSPECTUS DATED
                                 AUGUST 1, 2008;
  RYDEX SERIES FUNDS MONEY MARKET FUND ADVISOR CLASS AND INVESTOR CLASS SHARES
                      PROSPECTUS DATED AUGUST 1, 2008; AND
                            ALL SUPPLEMENTS THERETO.

This supplement provides new and additional information that supplements information contained in the Rydex Series Funds Prospectuses listed above (the "Prospectuses") and should be read in conjunction with the Prospectuses.

Rydex Investments (the "Adviser") and its affiliates have voluntarily agreed to waive their fees, including but not limited to 12b-1 and shareholder service fees and investment advisory fees, in an attempt to maintain a positive net yield for the U.S. Government Money Market Fund (the "Fund"). The Adviser or its affiliates may terminate this voluntary waiver at any time upon notice to the Fund. When 12b-1 and shareholder services fees are waived, dealer compensation will be reduced to the extent of such waiver.

If you have any questions regarding this change, please contact Rydex Client Services at 800.820.0888 or 301.296.5406.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



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